ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 92.7%

Aerospace/Defense – 5.7%
Kratos Defense & Security Solutions, Inc.(a)	17,500	$1,598,975

Banks – 4.0%
JPMorgan Chase & Co.	3,569	1,125,770

Building Materials – 4.4%
Trane Technologies PLC	2,872	1,211,869

Computers – 5.6%
Apple, Inc.	3,702	942,640
Crowdstrike Holdings, Inc., Class A(a)	700	343,266
International Business Machines Corp.	1,000	282,160
Total Computers		1,568,066

Diversified Financial Services – 2.4%
LPL Financial Holdings, Inc.	2,000	665,380

Entertainment – 4.8%
Flutter Entertainment PLC (United Kingdom)(a)	2,697	685,038
TKO Group Holdings, Inc.	3,254	657,178
Total Entertainment		1,342,216

Healthcare - Products – 2.3%
Stryker Corp.	1,700	628,439

Internet – 17.2%
Alphabet, Inc., Class C	6,324	1,540,210
Amazon.com, Inc.(a)	4,000	878,280
Meta Platforms, Inc., Class A	1,296	951,757
Netflix, Inc.(a)	1,200	1,438,704
Total Internet		4,808,951

Machinery - Construction & Mining – 3.9%
GE Vernova, Inc.	1,776	1,092,062

Media – 1.6%
Walt Disney Co. (The)	4,000	458,000

Miscellaneous Manufacturing – 2.3%
Axon Enterprise, Inc.(a)	877	629,370

Pharmaceuticals – 3.7%
Eli Lilly & Co.	1,350	1,030,050

Retail – 4.5%
Home Depot, Inc. (The)	1,000	405,190
Walmart, Inc.	8,300	855,398
Total Retail		1,260,588

Semiconductors – 14.1%
Broadcom, Inc.	5,537	1,826,712
NVIDIA Corp.	11,244	2,097,905
Total Semiconductors		3,924,617

Software – 13.0%
Genius Sports Ltd. (United Kingdom)(a)	62,823	777,749
Microsoft Corp.	2,703	1,400,019
Oracle Corp.	4,000	1,124,960
SoundHound AI, Inc., Class A(a)(b)	20,000	321,600
Total Software		3,624,328

Venture Capital – 3.2%
Blackstone, Inc.	5,250	896,963

Total Common Stocks (Cost $16,176,681)		25,865,644

EXCHANGE TRADED FUNDS – 5.2%

Commodity Fund – 3.1%
iShares Gold Trust(a)	12,127	882,482
Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)

Equity Fund – 2.1%
iShares Bitcoin Trust ETF(a)	5,038	$327,470
iShares Ethereum Trust ETF(a)	8,000	252,080
Total Equity Fund		579,550

Total Exchange Traded Funds (Cost $1,128,696)		1,462,032

MONEY MARKET FUNDS – 3.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(c)	596,748	596,748
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(c)(d)	282,240	282,240
Total Money Market Funds (Cost $878,988)		878,988

Total Investments – 101.1% (Cost $18,184,365)		28,206,664
Liabilities in Excess of Other Assets – (1.1%)		(313,026)
Net Assets – 100.0%		$27,893,638

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $315,168; the aggregate market value of the collateral held by the fund is $314,097. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $31,857.
(c)	Rate shown reflects the 7-day yield as of September 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,865,644	$–	$–	$25,865,644
Exchange Traded Funds	1,462,032	–	–	1,462,032
Money Market Funds	878,988	–	–	878,988
Total	$28,206,664	$–	$–	$28,206,664

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.7%
Banks	4.0
Building Materials	4.4
Commodity Fund	3.1
Computers	5.6
Diversified Financial Services	2.4
Entertainment	4.8
Equity Fund	2.1
Healthcare - Products	2.3
Internet	17.2
Machinery - Construction & Mining	3.9
Media	1.6
Miscellaneous Manufacturing	2.3
Pharmaceuticals	3.7
Retail	4.5
Semiconductors	14.1
Software	13.0
Venture Capital	3.2
Money Market Funds	3.2
Total Investments	101.1
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%